Significant accounting policies, judgments and estimation uncertainty - New and amended standards (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2018	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenues		$ 439,800	$ 434,416
Direct production costs and expense of film and television produced		253,003	244,244
Accounts payable and accrued liabilities		103,487	$ 130,545
IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect of new accounting principle in period of adoption	$ 1,049
IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect of new accounting principle in period of adoption	(5,342)
Cumulative effect of new accounting principle, increase in defecit	5,800
Cumulative effect of new accounting principle, increase to deferred revenue	6,500
Cumulative effect of new accounting principle, decrease to deferred income taxes	1,100
Cumulative effect of new accounting principle, decrease to accumulated other comprehensive loss	$ (500)
Revenue on minimum guarantees		(3,693)
Revenue on proprietary production shows		1,544
Revenue on distribution licenses		1,834
Direct production costs and expense of film and television produced		$ 926
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities				$ 34,000
Right-of-use assets				27,000
Undiscounted operating lease payments to be received				2,000
Accounts payable and other long-term liabilities				$ 5,000
Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Declining balance method, amortization range rate, initial delivery		40.00%
Declining balance method, amortization range rate, after initial delivery		10.00%
Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Declining balance method, amortization range rate, initial delivery		100.00%
Declining balance method, amortization range rate, after initial delivery		30.00%
IAS 18
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenues		$ 439,485
Direct production costs and expense of film and television produced		$ 253,929